Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Accrued management salaries	$ 233,710	$ 33,347
Incurred interest expense	36,442	5,658	$ 4,920
Incurred accretion expense	17,489	2,135	$ 1,916
Accounts payable, accrued liabilities	$ 1,683	1,148
Loans received percentage	6.00%
Loan amount	$ 41,728	$ 41,326
Related party balances description	As of December 31, 2021, EUR0 (2020 – EUR30,139 or approximately $36,951) and EUR40,139 (approximately $47,856) (2020 – EUR40,139, or approximately $49,226) of the 2017 Convertible Loans were owing to the Chief Scientific Officer (the “CSO”) and a major shareholder of the Company, respectively. The amounts are due on demand (Note 9). As at December 31, 2021, EUR0 (2020 – EUR5,000, or approximately $6,132) with a carrying value of $0 (2020 – $5,360) and EUR30,000 (approximately $35,768) with a carrying value of $33,767 (2020 – $32,161) of the 2019 and 2020 Convertible Loans were owing to the CSO of the Company and a major shareholder of the Company, respectively. The amounts are due on September 30, 2022. As at December 31, 2021, EUR350,000 (approximately $417,288) (2020 – EUR350,000, or approximately $429,240) with a carrying value of $498,972 (2020 – $498,481) of the 8.5% SPAs were owing to major shareholders of the Company. EUR150,000 of the loan is due on June 30, 2023 and EUR200,000 of the loan is due on December 31, 2025. During 2021 and 2020 we recorded expenses of $259,600 and $45,959, respectively, for the cost of royalties and other associated costs owed to ColoAlert AS, the company from which we exclusively license the ColoAlert product. Our Board Chairman is also an owner of ColoAlert AS. During 2021 and 2020 we paid ColoAlert AS $173,844 and $43,309, respectively. On December 31, 2021 and 2020 we had liabilities recorded for unpaid costs to ColoAlert AS of $84,750 and $2,837, respectively, recorded as Accounts payable – related party. As at December 31, 2021 and 2020, the entire balance of the LOC of $55,514 (2020 – $66,979) is due to a family member of the CSO of the Company (Note 10).